Consolidated Statements Of Comprehensive Loss (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Share-based compensation expenses	¥ 29,027	¥ 26,683	¥ 45,473
Cost of Revenues [Member]
Share-based compensation expenses	7,154	1,657	667
Sales and Marketing Expenses [Member]
Share-based compensation expenses	3,282	590	6,637
Research and Development Expenses [Member]
Share-based compensation expenses	14,432	13,966	27,114
General and Administrative Expenses [Member]
Share-based compensation expenses	¥ 4,159	¥ 10,470	¥ 11,055